Group statement of changes in equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Dividends per share: Ordinary - paid during the period (USD per share)	$ 2.580	$ 2.250
Final Dividends
Ordinary dividends per share: announced with the results for the period (in USD per share)	$ 1.770	$ 1.770